Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000167184
Shareholder Report [Line Items]
Fund Name	Canterbury Portfolio Thermostat Fund
Class Name	Institutional Shares
Trading Symbol	CAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Canterbury Portfolio Thermostat Fund (the "Fund") for the period of May 1, 2025 through October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.canterburygroup.com/mutualfund. You can also request this information by contacting us at (844) 838-2121.
Additional Information Phone Number	(844) 838-2121
Additional Information Website	https://www.canterburygroup.com/mutualfund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$193	3.82%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	3.82%
AssetsNet	$ 8,297,023
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 19,560
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,297,023 Number of Portfolio Holdings19 Advisory Fee $19,560 Portfolio Turnover29%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	3.8%
Consumer Discretionary	3.9%
Industrials	5.2%
Utilities	5.5%
Financials	9.0%
Technology	16.2%
Exchange-Traded Funds	56.6%